Repurchase of Shares (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Repurchase of shares		$ 1,569,815	$ 20,071,589
ADS
Period within which the entity is authorized to repurchase shares	1 year
Aggregate value of shares authorized to be repurchased	50,000,000
Repurchase of shares		371,141	2,399,000
Repurchase of shares		1,569,815	20,071,589
Excess of purchase price over par value		1,569,444	20,069,191
ADS | CRIC
Period within which the entity is authorized to repurchase shares			1 year
Aggregate value of shares authorized to be repurchased			50,000,000
Repurchase of shares			4,206,600
Repurchase of shares			29,862,792
Additional Paid-in Capital
Repurchase of shares		1,569,444	8,915,855
Additional Paid-in Capital | CRIC
Excess of purchase price over par value			120,820
Retained earnings
Repurchase of shares			11,153,336
Retained earnings | CRIC
Excess of purchase price over par value			166,092
Non-controlling Interest | CRIC
Excess of purchase price over par value			$ 29,575,880